Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Equity

8. Stockholders’ Deficit

Warrants

In April and June 2020, pursuant to the Baker Bros. Purchase Agreement, as discussed in Note 4 – Debt, the Company issued warrants to purchase up to 2,732 shares of common stock in a private placement at an exercise price of $4,575 per share. The Second Baker Amendment provides that the exercise price of the Baker Warrants will equal the conversion price of the Baker Notes. As of March 31, 2023, the exercise price of the Baker warrants was reset to $1.625 per share and then reset to $0.8125 per share subsequent to March 31, 2023 as discussed in Note 10– Subsequent Events.

In February and March 2023, pursuant to the 2023 Securities Purchase Agreement as discussed in Note 4- Debt, the Company issued warrants to purchase up to 1,152,122 shares of the Company’s common stock at an exercise price of $2.50 per share. Subsequent to March 31, 2023, these warrants had their strike price reset to $0.8125.

As of March 31, 2023, warrants to purchase up to 3,180,282 shares of the Company’s common stock remain outstanding at a weighted average exercise price of $35.70 per share. All warrants issued by the Company are subject to liability accounting due to potential settlement in cash, an insufficient number of authorized shares and other adjustment mechanics. However, warrants with an exercise price greater than $2.50 per share were considered to be significantly out of the money as of March 31, 2023 and therefore the value ascribed to those warrants was considered to be de minimus. In accordance with ASC 815 - Derivatives and Hedging, certain warrants previously classified as equity instruments were determined to be liability classified (the Reclassified Warrants) due to the Company having an insufficient number of authorized shares as of March 31, 2023. The Company will continue to re-evaluate the classification of its warrants at each balance sheet to determine the proper balance sheet classification for them. The fair value of the warrants is included in derivative liabilities in the condensed consolidated balance sheets. These warrants are summarized below:

Type of Warrants	Underlying Common Stock to be Purchased	Exercise Price	Issue Date	Exercise Period
Common Warrants	4	$6,918.75	June 11, 2014	June 11, 2014 to June 11, 2024
Common Warrants	452	$14,062.50	May 24, 2018	May 24, 2018 to May 24 2025
Common Warrants	—	$14,062.50	June 26, 2018	June 26, 2018 to June 26, 2025
Common Warrants	888	$11,962.50	April 11, 2019	October 11, 2019 to April 11, 2026
Common Warrants	1,480	$11,962.50	June 10, 2019	December 10, 2019 to June 10, 2026
Common Warrants	1,639	$1.625	April 24, 2020	April 24, 2020 to April 24, 2025
Common Warrants	1,092	$1.625	June 9, 2020	June 9, 2020 to June 9, 2025
Common Warrants	30,582	$1,875.00	May 20, 2021	May 20, 2021 to May 22, 2023
Common Warrants	8,003	$735.00	January 13, 2022	March 1, 2022 to March 1, 2027
Common Warrants	8,303	$897.56	March 1, 2022	March 1, 2022 to March 1, 2027
Common Warrants	6,666	$309.56	May 4, 2022	May 4, 2022 to May 4, 2027
Common Warrants	1,016,935	$1.625	May 24, 2022	May 24, 2022 to May 24, 2027
Common Warrants	582,886	$1.625	June 28, 2022	May 24, 2022 to June 28, 2027
Common Warrants	369,230	$1.625	December 21, 2022	December 21, 2022 to December 21, 2027
Common Warrants	653,538	$2.50	February 17, 2023	February 17, 2023 to February 17, 2028
Common Warrants	240,000	$2.50	March 13, 2023	March 13, 2023 to March 13, 2028
Common Warrants	258,584	$2.50	March 20, 2023	March 20, 2023 to March 20, 2028
Total	3,180,282

Convertible Preferred Stock

In October 2021, the Company issued 5,000 shares of Series B-1 Convertible Preferred Stock, par value $0.0001 per share, at a price of $1,000.00 per share, and 5,000 shares of Series B-2 Convertible Preferred Stock, par value $0.0001 per share, at a price of $1,000.00 per share to Keystone Capital Partners (Keystone Capital) through a registered direct offering.

The Series B-1 and B-2 Convertible Preferred Stock were convertible into shares of common stock at any time at a conversion price per share of the greater of Fixed Conversion Price or Variable Conversion Price as defined. All 5,000 shares of B-1 Convertible Preferred Stock were converted in 2021. Pursuant to the terms of the Series B-2 Convertible Preferred Stock, the Fixed Conversion Price was adjusted during the first quarter of 2022 for certain dilutive issuances. The adjustment period ended on April 25, 2022 and the Fixed Conversion Price was fixed at $332.50 from the sale of common stock pursuant to the Seven Knots Purchase Agreement. During March and April 2022, Keystone Capital converted their 1,200 shares of B-2 Convertible Preferred Stock at a conversion price of $587.50 per share into 2,347 shares of the Company’s common stock.

On March 24, 2022, the Company, entered into an exchange agreement with the holder of its Series B-2 Convertible Preferred Stock, pursuant to which the holder agreed to exchange 1,700 shares of the Series B-2 Convertible Preferred Stock in consideration for 1,700 shares of the Company’s Series C Convertible Preferred Stock, par value $0.0001 per share, $1,000.00 per share stated value. Except with respect to voting provisions, the Series C and Series B-2 Preferred Stock had substantially similar terms.

On May 4, 2022, pursuant to the May 2022 Exchange, the remaining 2,100 shares of Series B-2 Convertible Preferred Stock and 1,700 shares of Series C Convertible Preferred Stock were exchanged for Senior Subordinated Notes with an aggregate principal amount of $4.8 million and warrants to purchase up to 6,666 shares of common stock.

Effective December 15, 2021, the Company amended and restated its certificate of incorporation, under which the Company is currently authorized to issue up to 5,000,000 shares of preferred stock, par value $0.0001 per share.

Nonconvertible Preferred Stock

On December 16, 2022, the Company filed a Certificate of Designation of Series D Non-Convertible Preferred Stock, par value $0.0001 per share (the Series D Preferred Shares). An aggregate of 70 shares was authorized, they were not convertible into shares of common stock, had limited voting rights equal to 1% of the total voting power of the then-outstanding shares of common stock entitled to vote per shares, were not entitled to dividends, and are required to be redeemed by the Company, once its shareholders have approved a reverse split, as described in the Certificate of Designation. All 70 shares of the Series D Preferred were subsequently issued in connection with the December 2022 Securities Purchase Agreement as discussed in Note 5- Debt. As of the date of this Registration Statement all Series D Preferred are still outstanding. Since the Series D Preferred Shares can only be settled in cash, they are recorded as a liability within accrued expenses in the condensed consolidated balance sheets. The amount related to the liability is de minimus.

Common Stock

Effective January 17, 2018, the Company amended and restated its certificate of incorporation, under which the Company was authorized to issue up to 300,000,000 shares of common stock, $0.0001 par value per share. Effective December 15, 2021, the Company further amended its amended and restated certificate of incorporation to increase the number of authorized shares of common stock to 500,000,000 shares.

Public Offerings

In May 2022, the Company completed an underwritten public offering (the May 2022 Public Offering), whereby the Company issued 181,320 shares of common stock and common warrants (the May Common Stock Warrants) to purchase 362,640 shares of common stock at a price to the public of $93.75. The common warrants have an exercise price of $93.75 per share, a five-year term, and were exercisable beginning on May 24, 2022. In the May 2022 Public Offering the Company also issued pre-funded warrants to purchase 102,680 shares of common stock and common warrants to purchase 205,360 shares of common stock at a price to the public of $93.63. The pre-funded warrants had an exercise price of $0.125 per share, were exercisable beginning on May 24, 2022 were fully exercised after completion of this offering. The Company received proceeds from the May 2022 Public Offering of $18.1 million, net of $5.9 million debt repayment, underwriting discounts and offering expenses. As discussed above in ~~Warrants~~, the May Common Stock Warrants were impacted by dilution adjustments and the strike price was reset to $1.625 during the first quarter of 2023, with a further strike price reset to $0.8125 subsequent to March 31, 2023.

Common Stock Purchase Agreement

On February 15, 2022, the Company entered into a common stock purchase agreement (the Stock Purchase Agreement) with Seven Knots, LLC (Seven Knots), pursuant to which Seven Knots agreed to purchase from the Company up to $50.0 million in shares of the Company’s common stock. Sales made to Seven Knots were at the Company’s sole discretion, and the Company controlled the timing and amount of any and all sales. The price per share was based on the market price of the Company’s common stock at the time of sale as computed under the Stock Purchase Agreement. As consideration for Seven Knots’ commitment to purchase shares of common stock, the Company issued 1,025 shares of common stock to Seven Knots as commitment fee shares, and as of March 31, 2022, issued 8,648 shares of its common stock at a weighted average purchase price of $675.00 per share. Effective May 18, 2022, the Company and Seven Knots elected to terminate the Stock Purchase Agreement without any penalty or additional cost to the Company.

Sales of common stock to Seven Knots are subject to customary 4.99% and 19.99% beneficial ownership limitations. The Stock Purchase Agreement had a termination date of the earliest of March 1, 2024, or when Seven Knots has purchased from the Company $50.0 million in shares of the Company’s common stock, or as otherwise determined by the Stock Purchase Agreement at the Company’s option.

Purchase Rights

On September 15, 2022, the Company entered into certain exchange agreements with the Adjuvant Purchasers and the May 2022 Notes Purchasers to exchange, upon request, the Purchase Rights for an aggregate of 942,080 shares of the Company’s common stock. The number of right shares for each Purchase Right is initially fixed at issuance, but is subject to certain customary adjustments, and, until the second anniversary of issuance, adjustments for certain dilutive Company equity issuances and expire on June 28, 2027. Refer to Note 6- Fair Value of Financial Instruments for the accounting treatment of the Purchase Rights. In connection with the February and March 2023 Notes issuance during the first quarter of 2023, the Company increased the number of outstanding Purchase Rights by 10,467,332 due to the reset of its exercise price. During the three months ended March 31, 2023, the Company issued 718,704 shares of common stock upon the exercises of certain Purchase Rights. As of March 31, 2023, Purchase Rights of 14,238,827 shares of the Company’s common stock remained outstanding. Subsequent to March 31, 2023, the Purchase Rights had an additional dilution adjustment.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance is as follows in common equivalent shares as of March 31, 2023:

Common stock issuable upon the exercise of stock options outstanding	4,843
Common stock issuable upon the exercise of common stock warrants	3,180,282
Common stock available for future issuance under the 2019 ESPP	509
Common stock available for future issuance under the Amended and Restated 2014 Plan	4,769
Common stock available for future issuance under the Amended Inducement Plan	575
Common stock reserved for the exercise of purchase rights	14,238,827
Common stock reserved for the conversion of convertible notes	76,407,245
Total common stock reserved for future issuance	93,837,050

10. Stockholders’ Equity

Warrants

In April and June 2020, pursuant to the Baker Bros. Purchase Agreement, as discussed in Note 5- Debt, the Company issued in aggregate warrants to purchase up to 2,732 shares of the Company’s common stock in a private placement at an exercise price of $4,575 per share. As discussed in Note 5- Debt, the Second Baker Amendment provides that the exercise price of the Baker Warrants will equal the conversion price of the Baker Notes. As discussed in Note 5- Debt, as of December 31, 2022, the exercise price of the Baker warrants was reset to $4.0625 per share and subsequent to year end was reset to $0.8125, as further discussed in Note 14 – Subsequent Events.

In January 2022, pursuant to the January 2022 Securities Purchase Agreement as discussed in Note 5- Debt, the Company issued warrants to purchase up to 8,003 shares of the Company’s common stock in a registered direct offering at an exercise price of $735 per share. In March 2022, pursuant to the March 2022 Securities Purchase Agreement as discussed in Note 5- Debt, the Company issued warrants to purchase up to 8,303 shares of common stock in a registered direct offering at an exercise price of $897.50 per share.

In May 2022, pursuant to the exchange agreement as described in Note 5- Debt, the Company issued common warrants to purchase up to 6,666 shares of common stock at an exercise price of $309.56 per share. The warrants have a five-year term and were exercisable beginning on May 4, 2022.

In May 2022, pursuant to the May 2022 Public Offering as described below, the Company issued common warrants to purchase up to 568,000 shares of common stock at an exercise price of $93.75 per share, and pre-funded warrants to purchase up to 102,680 shares of common stock at an exercise price of $0.125 per share. The warrants have a five-year term and were exercisable beginning May 24, 2022. The common warrants contain (and the pre-funded warrants contained) customary 4.99% and 19.99% limitations on exercise provisions. The exercise price and number of shares issuable upon exercise of the common warrants is subject to adjustment for certain dilutive issuances, stock splits and similar recapitalization transactions. As part of the debt restructuring in September 2022 as described Note 5- Debt, the exercise price of the common warrants was reset to $26.25 per share, and an additional 619,350 warrants were issued to holders of remaining unexercised warrants to reflect the dilutive adjustment resulting from the lower exercise price. Additionally, as part of the December 2022 Notes issuance as described in Note 5- Debt, the exercise price of the common warrants was reset to $4.0625 per share, and an additional 136,304 warrants were issued to holders of remaining unexercised warrants to reflect the dilutive adjustment resulting from the lower exercise price. No further adjustment to the holders of remaining unexercised warrants exists after the adjustment related to the December 2022 Notes issuance. During the second quarter of 2022, all pre-funded warrants were exercised for an immaterial amount of cash. During the year ended December 31, 2022, 282,518 shares of common warrants were exercised for total proceeds of $25.2 million. Subsequent to December 31, 2022, these warrants had their strike price reset to $0.8125, as discussed in Note 14 – Subsequent Events.

In June 2022, as required by the Second Baker Amendment, the Company issued the June 2022 Baker Warrants to purchase up to 582,886 shares of the Company’s common stock, $0.0001 par value per share. The June 2022 Baker Warrants had an exercise price of $93.75 per share at issuance and a five-year term and were exercisable beginning June 28, 2022. The June 2022 Baker Warrants also contain customary 4.99% and 19.99% limitations on exercise provisions. The exercise price and number of shares issuable upon exercise of the June 2022 Baker Warrants is subject to adjustment for certain dilutive issuances, stock splits and similar recapitalization transactions. As part of the debt restructuring in September 2022 as described Note 5- Debt, the exercise price of the June 2022 Baker Warrants was reset to $26.25 per share and then was further reset to $4.0625 per share upon the December 2022 Notes issuance. Subsequent to December 31, 2022, these warrants had their strike price reset to $0.8125, as discussed in Note 14 – Subsequent Events.

In December 2022, pursuant to the December 2022 Securities Purchase Agreement as discussed in Note 5- Debt, the Company issued warrants to purchase up to 369,230 shares of the Company’s common stock in a registered direct offering at an exercise price of $6.25 per share. Subsequent to December 31, 2022, these warrants had their strike price reset to $0.8125, as discussed in Note 14 – Subsequent Events.

As of December 31, 2022, warrants to purchase up to 2,052,361 shares of the Company’s common stock remain outstanding at a weighted average exercise price of $56.25 per share. All warrants issued by the Company are subject to liability accounting due to potential settlement in cash, an insufficient number of authorized shares and other adjustment mechanics. However, warrants with an exercise price greater than $6.25 per share were considered to be significantly out of the money as of December 31, 2022 and therefore the value ascribed to those warrants was considered to be de minimus. In accordance with ASC 815 - Derivatives and Hedging, certain warrants previously classified as equity instruments were determined to be liability classified (the Reclassified Warrants) due to the Company having an insufficient number of authorized shares as of December 31, 2022. The Company will continue to re-evaluate the classification of its warrants at each balance sheet to determine the proper balance sheet classification for them. The fair value of the warrants is included in derivative liabilities in the consolidated balance sheets. These warrants are summarized below:

Type of Warrants	Underlying Common Stock to be Purchased	Exercise Price	Issue Date	Exercise Period
Common Warrants	4	6,918.75	June 11, 2014	June 11, 2014 to June 11, 2024
Common Warrants	452	$14,062.50	May 24, 2018	May 24, 2018 to May 24 2025
Common Warrants	-	$14,062.50	June 26, 2018	June 26, 2018 to June 26, 2025
Common Warrants	888	$11,962.50	April 11, 2019	October 11, 2019 to April 11, 2026
Common Warrants	1480	$11,962.50	June 10, 2019	December 10, 2019 to June 10, 2026
Common Warrants	1,639	$4.0625	April 24, 2020	April 24, 2020 to April 24, 2025
Common Warrants	1,092	$4.0625	June 9, 2020	June 9, 2020 to June 9, 2025
Common Warrants	30,582	$1,875	May 20, 2021	May 20, 2021 to May 22, 2023
Common Warrants	8,003	$735.00	January 31, 2022	January 31, 2022 to March 1, 2027
Common Warrants	8,303	897.56	March 1, 2022	March 1, 2022 to March 1, 2027
Common Warrants	6,666	$309.56	May 4, 2022	May 4, 2022 to May 4, 2027
Common Warrants	1,041,136	$4.0625	May 24, 2022	May 24, 2022 to May 24, 2027
Common Warrants	582,886	4.0625	June 28, 2022	May 24, 2022 to June 28, 2027
Common Warrants	369,230	$6.25	December 21, 2022	December 21, 2022 to December 21, 2027
Total	2,052,361

Convertible Preferred Stock

On October 12, 2021, the Company completed the initial closing of a registered direct offering with Keystone Capital Partners (Keystone Capital) (the Initial October 2021 Registered Direct Offering), whereby the Company issued 5,000 shares of Series B-1 Convertible Preferred Stock, par value $0.0001 per share, at a price of $1,000.00 per share. The Company received proceeds from the Initial October 2021 Registered Direct Offering of approximately $4.6 million, net of offering expenses. On October 26, 2021, the Company completed the additional closing of the October 2021 Registered Direct Offering (the Additional October 2021 Registered Direct Offering), whereby the Company issued 5,000 shares of Series B-2 Convertible Preferred Stock, par value $0.0001 per share, at a price of $1,000.00 per share. The Company received proceeds from the Additional October 2021 Registered Direct Offering of approximately $5.0 million, net of offering expenses.

The Series B-1 and B-2 Convertible Preferred Stock were convertible into shares of common stock at any time at a conversion price per share of the greater of $1,125 (Fixed Conversion Price), or the price computed as the product of 0.85 multiplied by the arithmetic average of the closing sale prices of a share of the Company’s common stock during the five consecutive trading-day period immediately preceding the conversion date (Variable Conversion Price). On October 12, 2021, Keystone Capital converted their 5,000 shares of B-1 Convertible Preferred Stock at a conversion price of $1,181.25 per share into 4,232 shares of the Company’s common stock. Pursuant to the terms of the Series B-2 Convertible Preferred Stock, the Fixed Conversion Price was adjusted during the first quarter of 2022 for certain dilutive issuances. The adjustment period ended on April 25, 2022 and the Fixed Conversion Price was fixed at $332.50 from the sale of common stock pursuant to the Seven Knots Purchase Agreement. During March and April 2022, Keystone Capital converted their 1,200 shares of B-1 Convertible Preferred Stock at a conversion price of $587.50 per share into 2,347 shares of the Company’s common stock. Pursuant to the terms of the Series B-2 Convertible Preferred Stock, the Fixed Conversion Price was adjusted during the first quarter of 2022 for certain dilutive issuances.

On March 24, 2022, the Company entered into an exchange agreement with the holder of its Series B-2 Convertible Preferred Stock, pursuant to which the holder agreed to exchange 1,700 shares of the Series B-2 Convertible Preferred Stock in consideration for 1,700 shares of the Company’s Series C Convertible Preferred Stock, par value $0.0001 per share, $1,000.00 per share stated value. Except with respect to voting provisions, the Series C and Series B-2 Preferred Stock had substantially similar terms.

On May 4, 2022, pursuant to the May 2022 Exchange, the remaining 2,100 shares of Series B-2 Convertible Preferred Stock and 1,700 shares of Series C Convertible Preferred Stock were exchanged for Senior Subordinated Notes with an aggregate principal amount of $4.8 million and warrants to purchase up to 6,666 shares of common stock.

The Company evaluated its convertible preferred stock to determine if an embedded component qualified as a derivative requiring bifurcation in accordance with ASC 815 Derivative and Hedging. The Company determined that the embedded conversion feature required bifurcation and needed to be accounted for separately as a free standing financial instrument. As a result, the fair value of the conversion feature is marked-to-market at each reporting date and is recorded on the consolidated balance sheet as a derivative liability. Changes in fair value are recognized on the consolidated income statement.

The Company also evaluated its convertible preferred stock and determined that it required mezzanine equity classification. The proceeds from the offering were first allocated to the fair value of the derivative liability and the remaining balance to the convertible preferred stock. The creation of the derivative liability resulted in a discount to the convertible preferred stock, at an amount equal to the fair value of the derivative liability at issuance. The discount is accreted through a deemed dividend which is recorded on the consolidated income statement. The entire discount to the Series B-1 Convertible Preferred Stock was accreted through a single deemed dividend when it was converted into common stock immediately after the initial closing. The Company elected to accrete the discount to the Series B-2 Convertible Preferred Stock over the four-year period from the issuance date to the date when the preferred stock becomes redeemable, and such accretion was immaterial for the year ended December 31, 2021. A deemed dividend for return of capital was also recorded as a result of the Series B-1 Convertible Preferred Stock conversion into common stock.

Under the valuation methods as described in Note 7- Fair Value of Financial Instruments, the Company recorded the following in the consolidated financial statements related to the convertible preferred stock issued in 2021: (i) an aggregate $9.6 million in convertible preferred stock, net of offering expenses, at issuance; (ii) an aggregate $0.5 million discount to the convertible preferred stock at issuance; (iii) an aggregate $0.5 million in derivative liabilities at issuance; (iv) a $0.8 million deemed dividend for return of capital as a result of the Series B-1 Convertible Preferred Stock conversion into common stock; (v) a $0.3 million deemed dividend for the accretion of the discount to the Series B-1 Convertible Preferred Stock upon conversion into common stock; and (vi) a $0.1 million gain in fair value of financial instruments as a result of the mark-to-market adjustment of the derivative liability at December 31, 2021. During the year ended December 31, 2022, a loss of $0.1 million was recognized as a result of the mark-to-market adjustment of the derivative liability.

Effective December 15, 2021, the Company amended and restated its certificate of incorporation, under which the Company is currently authorized to issue up to 5,000,000 shares of preferred stock, $0.0001 par value per share.

Nonconvertible Preferred Stock

On December 16, 2022, the Company filed a Certificate of Designation of Series D Non-Convertible Preferred Stock, par value $0.0001 per share (the Series D Preferred Shares). An aggregate of 70 shares has been authorized, they are not convertible into shares of common stock, have limited voting rights equal to 1% of the total voting power of the then-outstanding shares of common stock entitled to vote per shares, are not entitled to dividends, and are required to be redeemed by us, once our shareholders have approved a reverse split, as described in the Certificate of Designation. All 70 shares of the Series D Preferred were subsequently issued in connection with the December 2022 Securities Purchase Agreement as discussed in in Note 5- Debt. Since the Series D Preferred Shares can only be settled in cash, they are recorded as a liability within accrued expenses in the consolidated balance sheets. The amount related to the liability is de minimus.

Common Stock

Effective January 17, 2018, the Company amended and restated its certificate of incorporation, under which the Company was authorized to issue up to 300,000,000 shares of common stock, $0.0001 par value per share. Effective December 15, 2021, the Company further amended its amended and restated certificate of incorporation to increase the number of authorized shares of common stock to 500,000,000 shares.

Public Offerings

In March 2021, the Company completed an underwritten public offering (the March 2021 Public Offering), whereby the Company issued 9,142 shares of common stock at a price to the public of $3,281.25 per share (the March 2021 Public Offering Price). The Company received proceeds from the March 2021 Public Offering of approximately $28.0 million, net of underwriting discounts. In addition, the Company granted the underwriters a 30 days overallotment option to purchase up to an additional 1,371 shares of its common stock at the March 2021 Public Offering Price, less applicable underwriting discounts. On April 6, 2021, the underwriters exercised their overallotment option in full and the Company received proceeds of approximately $4.2 million, net of underwriting discounts. The common stock issued in the March 2021 Public Offering were registered pursuant to a shelf registration statement on Form S-3 filed with the SEC on March 4, 2021 and declared effective on March 11, 2021.

In May 2021, the Company completed an underwritten public offering (the May 2021 Public Offering), whereby the Company issued 26,666 shares of common stock at a price to the public of $1,875 per share and common warrants to purchase 26,666 shares of common stock. The common warrants have an exercise price of $1,875 per share and can be exercised any time through May 22, 2023. The Company received proceeds from the May 2021 Public Offering of approximately $46.8 million, net of underwriting discounts and fees. In addition, the Company granted the underwriters a 30-day overallotment option to purchase up to an additional 4,000 shares of its common stock at $1,856.25 per share, less applicable underwriting discounts, and/or common warrants to purchase 4,000 shares of common stock, at $18.75 per warrant, less applicable underwriting discounts. On May 20, 2021, the underwriters exercised their overallotment option to purchase warrants in full and the Company received proceeds of approximately $0.1 million, net of underwriting discounts. On May 24, 2021, the underwriters exercised their overallotment option to purchase common stock and the Company issued an additional 1,358 shares of common stock and received proceeds of approximately $2.4 million, net of underwriting discounts. The common stock issued in the May 2021 Public Offering were registered pursuant to a shelf registration statement on Form S-3 filed with the SEC on March 4, 2021 and declared effective on March 11, 2021.

In May 2022, the Company completed an underwritten public offering (the May 2022 Public Offering), whereby the Company issued 181,320 shares of common stock and common warrants (the May Common Stock Warrants) to purchase 362,640 shares of common stock at a price to the public of $93.75. The common warrants have an exercise price of $93.75 per share, a five-year term, and were exercisable beginning on May 24, 2022. In the May 2022 Public Offering the Company also issued pre-funded warrants to purchase 102,680 shares of common stock and common warrants to purchase 205,360 shares of common stock at a price to the public of $93.63. The pre-funded warrants had an exercise price of $0.125 per share, were exercisable beginning on May 24, 2022 were fully exercised after completion of this offering. The Company received proceeds from the May 2022 Public Offering of $18.1 million, net of $5.9 million debt repayment, underwriting discounts and offering expenses. As discussed above, in Warrants, the May Common Stock Warrants were impacted by dilution adjustments and the strike price was reset to $4.0625 during the year ended December 31, 2022, with a further strike price reset to $0.8125, subsequent to December 31, 2022.

Common Stock Purchase Agreement

On February 15, 2022, the Company entered into a common stock purchase agreement (the Stock Purchase Agreement) with Seven Knots, LLC (Seven Knots), pursuant to which Seven Knots agreed to purchase from the Company up to $50.0 million in shares of the Company’s common stock. Sales made to Seven Knots were at the Company’s sole discretion, and the Company controlled the timing and amount of any and all sales. The price per share was based on the market price of the Company’s common stock at the time of sale as computed under the Stock Purchase Agreement. As consideration for Seven Knots’ commitment to purchase shares of common stock, the Company issued 1,025 shares of common stock to Seven Knots as commitment fee shares.

Sales of common stock to Seven Knots were subject to customary 4.99% and 19.99% beneficial ownership limitations. The Stock Purchase Agreement had a termination date of the earliest of March 1, 2024, or when Seven Knots has purchased from the Company $50.0 million in shares of the Company’s common stock, or as otherwise determined by the Stock Purchase Agreement at the Company’s option.

Effective May 18, 2022, the Company and Seven Knots elected to terminate the Stock Purchase Agreement without any penalty or additional cost to the Company. Prior to termination, the Company issued a total of 15,714 shares of common stock under the Stock Purchase Agreement for aggregate net proceeds of $7.4 million.

Unregistered shares

On June 8, 2022, the Company entered into an agreement for services with a360 Media, LLC (a360 Media), pursuant to which a360 Media will provide professional media support and advertising services in exchange for, at a360 Media’s option, either (a) $860,119 in cash, or (b) 18,547 shares of the Company’s common stock at a value of $46.38 per share. On July 18, 2022, the Company and a360 Media entered into a similar agreement for professional media support and advertising services in exchange for, at a360 Media’s option, either (a) $1,409,858 in cash, or (b) 12,802 shares of the Company’s common stock at a value of $110.13 per share. On August 15, 2022, the Company and a360 Media entered into a similar agreement for professional media support and advertising services in exchange for, at a360 Media’s option, either (a) $1,142,048 in cash, or (b) 22,558 shares of the Company’s common stock at a value of $50.63 per share. Pursuant to these three agreements, the company issued an aggregate 53,908 unregistered shares of the Company’s common stock to a360 Media.

The Company evaluated the a360 Media agreement and determined that in accordance with ASC 480 Distinguishing Liabilities from Equity (ASC 480) and ASC 718 Compensation-Stock Compensation (ASC 718), the common stock issued to a360 should be equity classified and recorded as a prepaid asset in the consolidated balance sheet, which is then amortized to noncash stock-based compensation expense when services are received. During the year ended December 31, 2022, the Company recorded $3.4 million in stock-based compensation expense, which was recorded within sales and marketing expense in the consolidated statements of operations.

Purchase Rights

On September 15, 2022, the Company entered into certain exchange agreements with the Adjuvant Purchasers and the May 2022 Notes Purchasers to exchange, upon request, the Purchase Rights for an aggregate of 942,080 shares of the Company’s common stock. The number of right shares for each Purchase Right is initially fixed at issuance, but is subject to certain customary adjustments, and, until the second anniversary of issuance, adjustments for certain dilutive Company equity issuances and expire on June 28, 2027. Refer to Note 7- Fair Value of Financial Instruments for the accounting treatment of the Purchase Rights. In connection with the December 2022 Notes issuance, the Company increased the number of outstanding Purchase Rights by 3,808,814. During the year ended December 31, 2022, the Company issued 260,692 shares of common stock upon the exercises of certain Purchase Rights. As of December 31, 2022, Purchase Rights related to the Adjuvant Purchase Rights and May Note Purchase Rights of 4,490,202 shares of the Company’s common stock remained outstanding. Subsequent to December 31, 2022, the Purchase Rights had an additional dilution adjustment, as discussed in Note 14 – Subsequent Events.

Common Stock Reserved for Future Issuance

Common stock reserved for future issuance, on a one-for-one basis, is as follows in common equivalent shares as of December 31, 2022:

Common stock issuable upon the exercise of stock options outstanding	5,672
Common stock issuable upon the exercise of common stock warrants	2,052,367
Common stock issuance upon the exercise of purchase rights	4,490,202
Common stock available for future issuance under the 2019 ESPP	509
Common stock available for future issuance under the Amended and Restated 2014 Plan	3,989
Common stock available for future issuance under the Amended Inducement Plan	525
Common stock reserved for the conversion of convertible notes	18,105,684
Total common stock reserved for future issuance	24,658,948